RELATED PARTY TRANSACTIONS - Founder Shares (Details)				1 Months Ended	6 Months Ended
	Feb. 12, 2021 shares	Feb. 04, 2021 shares	Oct. 23, 2020 USD ($) shares	Jan. 31, 2021 shares	Jun. 30, 2024 USD ($) D $ / shares shares	Feb. 09, 2024 $ / shares
RELATED PARTY TRANSACTIONS
Common stock dividend (in Shares)		718,750
Sale price per share (in Dollars per share) | $ / shares					$ 10	$ 10
Over-Allotment Option
RELATED PARTY TRANSACTIONS
Stock issued subject to forfeiture (in Shares)		656,250
Initial Stockholders
RELATED PARTY TRANSACTIONS
Stock issued during period shares (in Shares)		5,031,250
Founder Shares
RELATED PARTY TRANSACTIONS
Number of shares outstanding (in Shares)				3,254,000
Stock issued subject to forfeiture (in Shares)	0
Founder Shares | First 50% of founder shares
RELATED PARTY TRANSACTIONS
Percentage of shares					50.00%
Commencement period for placing shares in Escrow account					6 months
Market price of public shares (in Dollars per share) | $ / shares					$ 12.5
Threshold trading days | D					20
Threshold consecutive trading days | D					30
Founder Shares | Second 50% of Founder Shares
RELATED PARTY TRANSACTIONS
Percentage of shares					50.00%
Commencement period for placing shares in Escrow account					6 months
Director
RELATED PARTY TRANSACTIONS
Stock issued during period shares (in Shares)					245,000
Shares issued under Tau agreement settled through September 30, 2024 | $					$ 1,462,650
Sponsor purchased shares (in Shares)				35,000
Sale price per share (in Dollars per share) | $ / shares					$ 5.97
Sponsor
RELATED PARTY TRANSACTIONS
Stock issued during period shares (in Shares)			4,312,500
Shares issued under Tau agreement settled through September 30, 2024 | $			$ 25,000
Sponsor purchased shares (in Shares)				813,500
Sponsor | Director
RELATED PARTY TRANSACTIONS
Number of Founder Shares transferred (in shares)				245,000